Guarantees, Commitments, and Contingencies - Non-Cancelable Purchase Obligations Maturity Schedule (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 30,005
2027	28,010
2028	875
2029	54
Total	$ 58,944